RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2025
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
The following is a brief discussion of a selection of recently released accounting pronouncements that are pertinent to the Company's business:

In December 2025, the FASB issued ASU No. 2025-12, Codification Improvements ("ASU 2025-12"). The amendments in this ASU update the FASB Accounting Standards Codification for a broad range of topics arising from technical corrections, unintended application of the Codification, clarifications, and other minor improvements. The amendments are effective for the Company for annual periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements ("ASU 2025-11"). The ASU improves guidance about the format and information included in the interim financial statements, lists the required interim disclosures and provides a disclosure principle that requires entities to disclose events and changes that occur after the end of the most recent fiscal year that have a material impact on the entity. The amendments are effective for the Company for interim periods within annual periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.
In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments provide all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets. The amendments are effective for the Company for interim periods within annual periods beginning after December 15, 2025, with early adoption permitted. The Company does not expect the changes prescribed in ASU 2025-05 to have a material impact on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 requires entities to disclose specific information about certain costs and expenses in the notes to the financial statements for interim and annual reporting periods. The objective of the disclosure requirements is to provide disaggregated information about a public business entity's expense to help investors (a) better understand the entity's performance, (b) better assess the entity's prospects for future cash flows, and (c) compare the entity's performance over time and with that of other entities. In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”), which clarified that all public entities are required to adopt the guidance in ASU 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impacts that ASU 2024-03 and ASU 2025-01 will have on the Company's financial statements' presentation and disclosures.